Submission	Jul. 24, 2025
Submission [Line Items]
Central Index Key	0000936468
Registrant Name	Lockheed Martin Corporation
Registration File Number	333-271325
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES